Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning	$ (6,259)	$ (6,558)	$ (5,826)
Acquisitions	(44)	0
Acquisitions			10
Increases based on tax positions taken during a prior period	(36)	(192)	(49)
Decreases based on tax positions taken during a prior period	1,109	561	28
Decreases based on settlements for a prior period	100	123	35
Increases based on tax positions taken during the current period	(383)	(370)	(753)
Impact of foreign exchange	25	56	(121)
Other, net	107	121	118
Balance, ending	$ (5,381)	$ (6,259)	$ (6,558)